Dividend income (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Details of Dividend income [Line Items]
Dividend income	₩ 87,826	₩ 257,306	₩ 281,623
Securities at FVTPL
Details of Dividend income [Line Items]
Dividend income	70,955
Securities at fair value through other comprehensive income
Details of Dividend income [Line Items]
Dividend income	₩ 16,871
Trading assets
Details of Dividend income [Line Items]
Dividend income		57,615	50,805
Available-for-sale financial assets
Details of Dividend income [Line Items]
Dividend income		₩ 199,691	₩ 230,818